Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowing costs [abstract]
Summary of detailed information about borrowings

	Working capital loans from banks	Convertible instruments	Club Loan	Borrowing collateralized with tooling	Market RCFs	Total
Balance as of January 1, 2026	3,250,586	1,621,975	998,840	333,696	154,808	6,359,905
New borrowings	1,600,385	—	—	14,274	126,542	1,741,201
Payments	(1,426,590)	—	—	(13,460)	(182,802)	(1,622,852)
Debt-to-equity conversion	—	(639,641)	—	—	—	(639,641)
Derecognition of debt	—	(1,336,256)	—	—	—	(1,336,256)
Recognition of debt	—	1,336,256	—	—	—	1,336,256
Debt modification	—	—	—	7,776	—	7,776
Transaction costs and amortization	639	(1,165)	2,414	—	—	1,888
Accrued interest	79,081	66,398	30,688	—	1,310	177,477
Interest payments	(75,741)	(42,826)	(31,783)	—	(1,566)	(151,916)
Effect of foreign currency exchange differences	31,572	—	(11,288)	9,152	101	29,537
Balance as of June 30, 2026	3,459,932	1,004,741	988,871	351,438	98,393	5,903,375
of which current	3,459,932	339,398	988,871	69,961	98,393	4,956,555
of which non-current	—	665,343	—	281,477	—	946,820

Balance as of January 1, 2025	2,427,194	1,300,406	933,175	124,878	153,248	4,938,901
New borrowings	1,782,031	—	—	—	172,208	1,954,239
Payments	(1,266,167)	—	—	(15,934)	(173,715)	(1,455,816)
Transaction costs and amortization	484	(786)	1,661	—	—	1,359
Debt modification	—	—	—	3,225	—	3,225
Accrued interest	76,278	58,337	32,970	—	3,785	171,370
Interest payments	(66,926)	(47,668)	(16,802)	—	(3,691)	(135,087)
Effect of foreign currency exchange differences	57,697	—	44,880	2,266	15,771	120,614
Balance as of June 30, 2025	3,010,591	1,310,289	995,884	114,435	167,606	5,598,805
of which current	3,010,591	53,438	22,107	16,451	167,606	3,270,193
of which non-current	—	1,256,851	973,777	97,984	—	2,328,612